PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 9 — PROPERTY AND EQUIPMENT, NET

As of December 31, 2021 and 2022, property and equipment, net consist of the following:

	Right-of-use assts	Leasehold improvements	Furniture and equipment	Motor vehicles	Plant and machinery	Total
	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000
For year ended December 31, 2021
As of January 1, 2021, net of accumulated amortization ,depreciation and impairment	68,000	6,134	3,734	1,122	13,517	92,507
Additions	275	439	372	-	-	1,086
Disposal	-	-	(234)	-	-	(234)
Impairment	-	(1,480)	(246)	-	-	(1,726)
Amortization and depreciation	(12,107)	(2,540)	(1,286)	(410)	(933)	(17,276)
Lease termination	(2,136)	-	-	-	-	(2,136)
Exchange difference	1,628	(6)	344	23	382	2,371
As of December 31, 2021, net of accumulated amortization, depreciation and impairment	55,660	2,547	2,684	735	12,966	74,592

As of December 31, 2021:
Cost	79,866	18,165	14,751	2,067	14,965	129,814
Accumulated amortization and depreciation	(24,206)	(13,401)	(11,818)	(1,332)	(1,999)	(52,755)
Accumulated impairment	-	(2,217)	(250)	-	-	(2,467)
Net carrying amount (HK$”000)	55,660	2,547	2,684	735	12,966	74,592

	Right-of-use assts	Leasehold improvements	Furniture and equipment	Motor vehicles	Plant and machinery	Total
	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000
For year ended December 31, 2022
As of January 1, 2021, net of accumulated amortization, depreciation and impairment	55,660	2,547	2,684	735	12,966	74,592
Additions	8,479	256	173	-	-	8,908
Disposal	-	-	(94)	(179)	-	(273)
Amortization and depreciation	(9,199)	(1,668)	(886)	(172)	(902)	(12,827)
Lease termination	(30,418)	-	-	-	-	(30,418)
Exchange difference	(3,133)	(157)	(179)	(48)	(1,062)	(4,579)
As of December 31, 2022, net of accumulated amortization, depreciation and impairment	21,389	978	1,698	336	11,002	35,403

As of December 31, 2022:
Cost	24,549	12,865	12,244	1,670	13,699	65,027
Accumulated amortization and depreciation	(3,160)	(11,887)	(10,546)	(1,334)	(2,697)	(29,624)
Accumulated impairment	-	-	-	-	-	-
Net carrying amount (HK$”000)	21,389	978	1,698	336	11,002	35,403

Net carrying amount (US$”000)	2,742	125	218	43	1,411	4,539

For the years ended December 31, 2020, 2021 and 2022, amortization and depreciation expense were HK$20,285,000, HK$17,276,000 and HK$12,827,000 (approximately US$1,644,000), respectively.

For the year ended December 31, 2020, 2021 and 2022, the Group closed certain loss-making restaurants and recorded impairment loss of HK$2,125,000, HK$1,726,000 and HK$nil, respectively, in the catering segment.

Right-of-use assets

The Group has several production plant and equipment lease agreements, and factory and dormitory lease agreements with lease terms ranging from 1 to 15 years.

As of December 31, 2021 and 2022, the Group recognized approximately HK$55,660,000 and HK$21,389,000 (approximately US$2,742,000) right-of-use (“ROU”) assets, respectively, and approximately HK$61,150,000 and HK$23,794,000 (approximately US$3,051,000) lease liabilities, respectively, based on the present value of the future minimum rental payments of leases, using incremental borrowing rate of 4.75% to 6.18% based on duration of lease terms.

As of December 31, 2021 and 2022, the weighted average discount rate are 8.6% and 5.8%, respectively and the weighted average remaining lease term are 11.2 years and 8.3 years, respectively.

The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration.

The analysis of the net book value of right-of-use assets by class of underlying assets is as follows:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Other properties leased for own use	25,239	14,259	1,828
Plant and machinery leased for own use	30,421	7,130	914
	55,660	21,389	2,742

The analysis of expense items in relation to leases recognized in profit or loss is follows:

	As of December 31,
	2020	2021	2022	2022
	HK$’000	HK$’000	HK$’000	US$’000
Amortization expense of right-of-use assets	15,331	12,107	9,199	1,179
Interest expense on lease liabilities	5,673	5,594	4,035	517
Expense relating to short-term leases less than 12 months	3,440	826	1,106	142
Gain on lease termination	83	867	3,694	474

For the year ended December 2020, derecognition of right-of-use assets of HK$5,590,000 and lease liabilities of approximately HK$5,673,000 upon the closure of the restaurants, resulting in a gain of approximately HK$83,000, credited to consolidated statements of operations for the year ended December 31, 2020.

For the year ended December 2021, derecognition of right-of-use assets of HK$2,136,000 and lease liabilities of approximately HK$3,468,000 upon the closure of the restaurants, resulting in a gain of approximately HK$867,000, net of compensation paid of HK$465,000, credited to consolidated statements of operations for the year ended December 31, 2021.

For the year ended December 2022, derecognition of right-of-use assets of HK$30,418,000 (approximately US$3,900,000) and lease liabilities of approximately HK$34,112,000 (approximately US$4,373,000) upon the lease termination and HK$3,694,000 (approximately US$474,000), credited to consolidated statements of operations for the year ended December 31, 2022.